Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 21, 2016 item
Loss Contingencies [Line Items]
Legal and litigation related expenses	$ 3,307		$ 1,073	$ 263
Legal and litigation related expenses	2,601		451
Scenario, Forecast [Member] | Copyright infringement [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending | item					53
Pending Litigation [Member]
Loss Contingencies [Line Items]
Aggregate amount of claimed damages	1,070	¥ 6,960
Pending Litigation [Member] | Scenario, Forecast [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending | item					65
MPAA, and six major U.S. entertainment content providers [Member]
Loss Contingencies [Line Items]
Aggregate amount of claimed damages	1,370	¥ 8,400
Rental commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses	2,751		3,068	2,786
Bandwidth Lease Commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses for continuing operations	37,218		33,545	28,174
Total lease expenses for discontinued operations	$ 2,983		$ 6,828	$ 7,279
Content Copyrights [Member]
Loss Contingencies [Line Items]
Irrevocable purchase obligations
Online game licenses [Member]
Loss Contingencies [Line Items]
Irrevocable purchase obligations	$ 5,844